OPERATING SEGMENT INFORMATION - Income from external customers per segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segment
Financial - Return on investment - RBSE	R$ 686,179	R$ 962,516	R$ 1,064,760
Reportable Segment
Operating Segment
Power supply for distribution companies	13,268,869	15,932,406	14,488,299
Power supply for end consumers	2,319,857	2,554,279	2,484,920
Short-term electric power	1,296,526	1,006,114	927,183
Financial effect of Itaipu	511,079	626,135	(346,638)
Revenue from operation and maintenance	6,792,399	5,518,282	5,177,001
Construction revenue	707,485	970,283	1,192,642
Financial - Return on investment	757,745	1,139,816
Financial - Return on investment - RBSE	3,556,391	4,922,827	29,406,261
Total gross revenue	29,210,351	32,670,142	53,329,668
Generation
Operating Segment
Power supply for distribution companies	13,268,869	15,932,406	14,488,299
Power supply for end consumers	2,319,857	2,554,279	2,484,920
Short-term electric power	1,296,526	1,006,114	927,183
Financial effect of Itaipu	511,079	626,135	(346,638)
Revenue from operation and maintenance	2,708,451	2,198,347	2,178,699
Construction revenue	34,295	52,836	17,939
Total gross revenue	20,139,077	22,370,117	19,750,402
Transmission
Operating Segment
Revenue from operation and maintenance	4,083,948	3,319,935	2,998,302
Construction revenue			1,174,703
Construction revenue	673,190	917,447	239,691
Financial - Return on investment	757,745	1,139,816	1,174,703
Financial - Return on investment - RBSE	3,556,391	4,922,827	29,406,261
Total gross revenue	R$ 9,071,274	R$ 10,300,025	R$ 33,579,266